Schedule of fair value of financial assets and financial liabilities (Details) - SEK (kr) kr in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Financial liabilities	kr 2,306,914	kr 132,984	kr 1,432
Embedded derivatives [member]
IfrsStatementLineItems [Line Items]
Financial liabilities		4,603
Warrants [member]
IfrsStatementLineItems [Line Items]
Financial liabilities		kr 128,381	kr 1,432